Restricted Net Asset - Additional Information (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Restricted Assets Net [Line Items]
Annual appropriations to general reserve	¥ 0	¥ 0	¥ 0
Percentage of restricted net assets not exceeds of net assets	25.00%
CHINA
Restricted Assets Net [Line Items]
Percentage of statutory general reserve after tax income	10.00%
Percentage of general reserve threshold to equity	50.00%